Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0000375	$ 0.0000375
Ordinary shares, shares authorized (in Shares)	1,666,666,667	1,666,666,667
Ordinary shares, shares issued (in Shares)	629,942	629,942
Ordinary shares, shares outstanding (in Shares)	629,942	629,942
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0000375	$ 0.0000375
Ordinary shares, shares authorized (in Shares)	416,666,667	416,666,667
Ordinary shares, shares issued (in Shares)	533,334	533,334
Ordinary shares, shares outstanding (in Shares)	533,334	533,334